Capital Structure - Summary of Authorized and Issued Share Capital (Details)(Phantom) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013
Class of Stock [Line Items]
Ordinary shares, par value	$ 0.001	$ 0.001
Preference shares, par value	0.0015144558
5.950% Preference Shares (AHL PRC)
Class of Stock [Line Items]
Preference shares, par value	0.0015144558
Redemption price per share	25				$ 25
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preference shares, par value	0.0015144558
Redemption price per share	25			$ 25
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Class of Stock [Line Items]
Preference shares, par value	0.0015144558
Redemption price per share	$ 25,000		$ 25